Federated Hermes Government Obligations Fund Expense Example - Select Shares [Member] - Federated Hermes Government Obligations Fund - SEL	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	$ 343